Balance Sheet Components - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 37,800,000	$ 52,700,000	$ 69,100,000
Capitalized computer software, amortization	5,300,000	7,100,000	5,300,000
Goodwill and intangible assets, impairment	0	0	0
Amortization of intangible assets	2,000,000	2,400,000	3,200,000
Satellites
Property, Plant and Equipment [Line Items]
Interest expense	0	0	0
Depreciation	$ 33,000,000	$ 44,200,000	$ 58,600,000